OTHER LIABILITIES (Details Textual) (USD $)	3 Months Ended	12 Months Ended	15 Months Ended	18 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2012	Mar. 31, 2013
Line of Credit Facility, Maximum Borrowing Capacity	260,000	260,000	$ 260,000	$ 260,000
Unsecured Debt [Member]
Line of Credit Facility, Interest Rate During Period	10.30%	10.30%
Repayments of Short-term Debt			5,000	5,000
Secured Debt [Member]
Repayments of Debt	98,579
Gain (Loss) on Repurchase of Debt Instrument	14,371
Bank Overdrafts [Member]
Line of Credit Facility, Interest Rate During Period	11.00%	11.00%
Repayments of Debt	56,529	56,528
Gain (Loss) on Repurchase of Debt Instrument	56,529	56,528